Shares and Stockholders' Equity (Components And Changes In Accumulated OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 25,934	$ 25,041
Decreases attributable to
Balance	8,604	25,934	$ 25,041
Unrealized Gain (Loss) on AFS Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	9,153	8,993	5,637
Income tax benefit (expense)	4,815	797	(901)
Less:
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(13)	624	(52)
Associated amortization of DAC, VOBA, DSI, and DFEL			38
Income tax benefit (expense)	(3)	131	(3)
Decreases attributable to
Balance	(8,526)	9,153	8,993
Unrealized Gain (Loss) on AFS Securities [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(24,475)	(4,478)	7,585
Unrealized Gain (Loss) on AFS Securities [Member] | Change in Foreign Currency Exchange Rate Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax benefit (expense)	(321)	(143)	180
Unrealized Gain (Loss) on AFS Securities [Member] | Change In Future Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	2,292	893	(423)
Unrealized Gain (Loss) on AFS Securities [Member] | Change in Deferred Insurance Charges [Member]
(Increases) attributable to:
Change in DAC, VOBA, DSI and DFEL			(3,136)
Unrealized OTTI on AFS Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			40
Unrealized Gain (Loss) on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	258	42	181
Income tax benefit (expense)	(34)	(63)	26
Less:
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	103	49	64
Associated amortization of DAC, VOBA, DSI, and DFEL			(7)
Income tax benefit (expense)	22	10	12
Decreases attributable to
Change in DAC, VOBA, DSI, and DFEL			(23)
Balance	301	258	42
Unrealized Gain (Loss) on Derivative Instruments [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(154)	141	77
Unrealized Gain (Loss) on Derivative Instruments [Member] | Change in Foreign Currency Exchange Rate Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	312	152	(174)
Market Risk Benefit NPR Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,951
Income tax benefit (expense)	55	251
Decreases attributable to
Balance	1,739	1,951
Market Risk Benefit NPR Gain (Loss) [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(267)	(1,174)
Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,101)
Income tax benefit (expense)	(515)	(151)
Decreases attributable to
Balance	790	(1,101)
Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	2,406	711
Funded Status of Employee Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(11)	(14)	(22)
Income tax benefit (expense)		(1)	(2)
Decreases attributable to
Balance	(17)	(11)	(14)
Funded Status of Employee Benefit Plans [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(6)	4	10
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,074	4,822
Decreases attributable to
Balance	$ 338	3,074	4,822
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gain (Loss) on AFS Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		3,584	40
Decreases attributable to
Balance			3,584
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized OTTI on AFS Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(40)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		25
Decreases attributable to
Balance			25
Cumulative Effect, Period of Adoption, Adjustment [Member] | Market Risk Benefit NPR Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		2,874
Decreases attributable to
Balance			2,874
Cumulative Effect, Period of Adoption, Adjustment [Member] | Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ (1,661)
Decreases attributable to
Balance			$ (1,661)